RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 10) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net change in the Level III fair value category
Decrease or increase in the fair value of outstanding derivative financial instruments included in Level III	1,000,000
Commodity contract | Power
Net change in the Level III fair value category
Balance at beginning of year	1,000,000	(2,000,000)
Transfers out of Level III	0	(2,000,000)
Total gains/(losses) included in Net Income	3,000,000	(1,000,000)
Total gains included in OCI	0	6,000,000
Balance at end of year	4,000,000	1,000,000
Commodity contract | Power | Level III
Net change in the Level III fair value category
Derivative Financial Instruments Specified Percentage of Increase (Decrease) in Commodity Prices Resulting in Change in Fair Value	10.00%
Energy Revenue
Net change in the Level III fair value category
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	3,000,000	0